Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 09, 2023 USD ($) $ / shares shares	Jul. 03, 2023 USD ($) ft²	Jan. 05, 2023 shares	Feb. 21, 2023 USD ($) $ / shares shares	Jan. 27, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 9,000	$ 9,000		$ 9,000
Warrants to purchase | shares				1,905,750
Subsequent Event [Member]
Subsequent Event [Line Items]
Rentable square feet | ft²		21,441
Monthly base rent payment description		Monthly base rent due from the commencement date through the first 12 months of the lease term is $50,922; monthly base rent for month 13 through the expiration date is $52,262.
Subsequent Event [Member] | First 12 Months [Member]
Subsequent Event [Line Items]
Monthly base rent		$ 50,922
Subsequent Event [Member] | From Month 13 [Member]
Subsequent Event [Line Items]
Monthly base rent		$ 52,262
Public Offering [Member]
Subsequent Event [Line Items]
Shares issued | shares				8,300,000
Share price | $ / shares				$ 1.56
Value of shares issued				$ 13,000
Public Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Public offering units issued | shares	16,666,667
Public offering price, per unit | $ / shares	$ 0.30
Fees and other offering expenses	$ 5,000
Punlic Offering [Member]
Subsequent Event [Line Items]
Voting rights				Each unit consists of (i) one share of Class A common stock, $0.0001 par value per share (“Class A common stock”), of the Company , (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”) and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”), each such Warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56.
Common Class A [Member]
Subsequent Event [Line Items]
Warrants issued | shares			268,980
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value | $ / shares	$ 0.0001